Oil and Gas Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Oil and Gas Assets [Abstract]
Oil and Gas Assets:

Note 3 Oil and Gas Assets:

The following table summarizes the Company’s oil and gas assets:

Balance – January 1, 2013	$2,527,249
Additions	1,141,503
Depletion	(98,335)
Impairment	(753,865)
Abandonments	-
Dispositions	(540,000)

Balance – December 31, 2013	2,276,552
Additions	3,518,388
Asset retirement obligations	34,157
Depletion	(24,953)
Impairment	-
Abandonments	(318,800)
Dispositions	-

Balance – June 30, 2014	$5,485,344

The Company owns support facilities and equipment which serve its oil and gas production activities. The following table details these properties and equipment, together with their estimated useful lives:

Balance – January 1, 2013	$114,495
Additions	40,424
Depreciation	(16,838)
Impairment	-

Balance – December 31, 2013	138,081
Additions	141,720
Depreciation	(11,752)
Impairment	-
Balance – June 30, 2014	$268,049

On March 14, 2014, we entered into a Purchase & Sale Agreement Option (the “Agreement”) to sell certain oil & gas property  interests located in Weld, Colorado with Prime Meridian Oil & Gas, LLC (the “Purchaser”). The sale was completed on March 31, 2014. We recognized a gain on the sale of $450,000 during the six months ended June 30, 2014.

During the six months ended June 30, 2014, the Company abandoned certain working and net revenue interests in oil and gas property located in Callahan County, Texas. In connection with the abandonment, the Company recognized losses totaling $318,800.

During the six months ended June 30, 2014 and 2013, the Company recorded $36,705 and $56,662, respectively to depletion and depreciation expense.

Note 4 Oil and Gas Assets:

The following table summarizes the Company’s oil and gas assets:

Balance – January 1, 2012	$2,661,264
Additions	1,851,938
Depletion	(470,841)
Impairment	(1,059,297)
Abandonments	(455,815)

Balance – December 31, 2012	2,527,249
Additions	1,141,503
Depletion	(98,335)
Impairment	(753,865)
Abandonments	-
Dispositions	(540,000)

Balance – December 31, 2013	$2,276,552

The Company owns support facilities and equipment which serve its oil and gas production activities. The following table details these properties and equipment, together with their estimated useful lives:

Balance – January 1, 2012	$127,965
Additions	-
Depreciation	(13,470)
Impairment	-

Balance – December 31, 2012	114,495
Additions	40,424
Depreciation	(16,838)
Impairment	-
Balance – December 31, 2013	$138,081

In July 2013, we entered into an Assignment and Conveyance Agreement (the “Agreement”) with Oasis Petroleum North America, LLC. (“Oasis”). Pursuant to the Agreement, we sold certain oil & gas property located in Roosevelt, Montana to Oasis for consideration of $215,000 cash. We recognized a gain on the sale of $215,000 in the year ended December 31, 2013.

On July 1, 2013, we entered into a Purchase & Sale Agreement (the “Agreement”) with Nebraska Alliance Resources, LLC. (“Nebraska”). Pursuant to the Agreement, we sold certain oil & gas property located in Sioux County, Colorado to Nebraska for consideration of $600,000 cash. We recognized a gain on the sale of $60,000 in the year ended December 31, 2013.

During the years ended December 31, 2013 and 2012, the Company recorded $115,173 and $484,311, respectively to depletion expense.

During the year ended December 31, 2012, an abandonment charge to income in the amount of $455,815 was recognized related to the Company’s Golden Valley Land Lease.